Debt (Tables) - Successor [Member]	9 Months Ended
Sep. 30, 2019
Schedule of Short Term Debt Obligations

The Company’s short-term debt obligations consist of the following (in thousands):

	September 30, 2019	December 31, 2018

Modified Hana Loan	$-	$10,000
Other short-term borrowings	28,261	21,817
Short-term debt, excluding current installments of long-term debt	$28,261	$31,817

Schedule of Long Term Debt Obligations

The Company’s long-term debt obligations consist of the following (in thousands):

	September 30, 2019	December 31, 2018

Secured Term Loan	$300,000	$-
Secured Revolving Credit Facility	50,000
Murabaha credit facility	-	150,000
APICORP bilateral term facility	-	46,875
SABB bilateral term facility	-	43,333
Term loan Ahli Bank	-	2,382
NBO loan $60,000	-	23,333
NBO loan $20,000	-	4,899
Less: unamortized debt issuance costs	(4,615)	(557)
Total loans and borrowings	345,385	270,265
Less: current portion of long-term debt	(7,500)	(45,093)
Long-term debt, net unamortized debt issuance costs and excluding current installments	$337,885	$225,172

Scheduled Principal Payments of Long Term Debt

Scheduled principal payments of long-term debt for periods subsequent to September 30, 2019 are as follows (in thousands):

2019	$-
2020	15,000
2021	37,500
2022	45,000
2023	95,000
2024	45,000
Thereafter	112,500
Total	$350,000